Cash flow information (Tables)	12 Months Ended
Dec. 31, 2023
Cash flow information
Schedule of investment and financing transactions that do not involve cash
Investment and financing transactions that do not involve cash.

	December 31, 2023	December 31, 2022
Cash flow from investment activities
Acquisition of property, plant, and equipment by financing	29,193	138,834
Acquisition of fixed assets through advance	20,913	—
Acquisition of investment with exchange of shares in subsidiaries	368,260	—
Balance payable for the acquisition of investment	285,206	16,311
	703,572	155,145
Cash flow from financing activities
Operational lease	129,551	—
Accumulated translation adjustment	118,891	75,422
Interest of non-controlling shareholders	75,085	24,153
Warrant and earn out	30,753	—
Capital increase with investment receipt	263,004	—
	617,284	99,575